SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Financial Expenses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Expenses Net [Abstract]
Interest income	$ 406	$ 160	$ 0
Issuance expenses	(368)	0	0
Bank fees	(16)	(13)	(10)
Loss from inducement offer letter agreement	(1,502)	0
Change in fair value of derivative warrant liability	1,726	0	0
Exchange rate differences	2	(61)	(22)
Total financial expenses (income) , net	$ 248	$ 86	$ (32)